UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-00487
SECURITY LARGE CAP VALUE FUND
(Exact name of registrant as specified in charter)
ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of principal executive offices) (Zip code)
RICHARD M. GOLDMAN, PRESIDENT
SECURITY LARGE CAP VALUE FUND
ONE SECURITY BENEFIT PLACE
TOPEKA, KANSAS 66636-0001
(Name and address of agent for service)
Registrant’s telephone number, including area code: (785) 438-3000
Date of fiscal year end: September 30
Date of reporting period: June 30, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

Schedule of Investments	Rydex | SGI
June 30, 2009	Large Cap Value Fund

	Shares	Value
COMMON STOCKS — 99.1%
Aerospace & Defense — 2.8%
United Technologies Corporation	22,400	$1,163,904

Air Freight & Logistics — 3.8%
FedEx Corporation	28,100	1,562,922

Broadcasting — 0.8%
CBS Corporation (Cl.B)	46,300	320,396

Building Products — 2.6%
USG Corporation *	104,000	1,047,280

Computer Hardware — 2.6%
Hewlett-Packard Company	27,200	1,051,280

Consumer Finance — 0.6%
First Marblehead Corporation *	115,994	234,308

Data Processing & Outsourced Services — 5.4%
Western Union Company	134,600	2,207,440

Department Stores — 4.3%
JC Penney Company, Inc.	61,200	1,757,052

Diversified Banks — 4.0%
U.S. Bancorp	48,327	866,020
Wells Fargo & Company	32,116	779,134

		1,645,154

Diversified Chemicals — 1.0%
Dow Chemical Company	26,300	424,482

Drug Retail — 2.4%
CVS Caremark Corporation	30,800	981,596

Electric Utilities — 3.9%
American Electric Power Company, Inc.	365	10,545
Edison International	50,300	1,582,438

		1,592,983

Electronic Manufacturing Services — 2.1%
Tyco Electronics, Ltd.	46,950	872,801

Health Care Equipment — 4.4%
Covidien plc	20,350	761,904
Hospira, Inc. *	26,200	1,009,224

		1,771,128

Health Care Services — 2.0%
Medco Health Solutions, Inc. *	18,100	825,541

Home Improvement Retail — 1.7%
Lowe’s Companies, Inc.	36,800	714,288

Hypermarkets & Super Centers — 5.1%
Costco Wholesale Corporation	21,200	968,840
Wal-Mart Stores, Inc.	22,600	1,094,744

		2,063,584

	Shares	Value
COMMON STOCKS — 99.1% (continued)
Independent Power Producers & Energy Traders — 1.6%
NRG Energy, Inc. *	24,500	$636,020

Industrial Conglomerates — 5.5%
General Electric Company	70,900	830,948
McDermott International, Inc. *	71,100	1,444,040

		2,274,988

Industrial Machinery — 2.7%
Parker Hannifin Corporation	25,500	1,095,480

Insurance Brokers — 1.7%
AON Corporation	18,100	685,447

Integrated Oil & Gas — 8.5%
Chevron Corporation	18,600	1,232,250
ConocoPhillips	8,900	374,334
Exxon Mobil Corporation	26,800	1,873,588

		3,480,172

Integrated Telecommunication Services — 1.0%
Windstream Corporation	46,776	391,047

Managed Health Care — 1.8%
Aetna, Inc.	29,500	738,975

Movies & Entertainment — 2.6%
Time Warner, Inc.	41,866	1,054,605

Oil & Gas Equipment & Services — 2.1%
Halliburton Company	42,000	869,400

Oil & Gas Exploration & Production — 2.3%
Chesapeake Energy Corporation	46,800	928,044

Oil & Gas Storage & Transportation — 2.1%
Williams Companies, Inc.	55,600	867,916

Other Diversified Financial Services — 1.2%
JPMorgan Chase & Company	14,563	496,744

Pharmaceuticals — 1.8%
Schering-Plough Corporation	29,400	738,528

Property & Casualty Insurance — 5.7%
Berkshire Hathaway, Inc. *	26	2,340,000

Railroads — 3.9%
Union Pacific Corporation	30,400	1,582,624

Research & Consulting Services — 2.6%
Equifax, Inc.	41,100	1,072,710

Tobacco — 2.5%
Altria Group, Inc.	18,600	304,854

Schedule of Investments	Rydex | SGI
June 30, 2009	Large Cap Value Fund

	Shares	Value
COMMON STOCKS — 99.1% (continued)
Tobacco — 2.5% (continued)
Philip Morris International, Inc.	16,800	$732,816

		1,037,670

TOTAL COMMON STOCKS (cost $52,019,742)		$40,526,509

Total Investments — 99.1% (cost $52,019,742)		$40,526,509
Cash & Other Assets, Less Liabilities — 0.9%		359,949

Total Net Assets — 100.0%		$40,886,458

For federal income tax purposes the identified cost of investments owned at June 30, 2009 was $53,153,602.
plc      Public Limited Company

*	Non-income producing security

Schedule of Investments	Rydex | SGI
June 30, 2009	Large Cap Value Institutional Fund

	Shares	Value
COMMON STOCKS — 97.2%
Aerospace & Defense — 2.6%
United Technologies Corporation	1,350	$70,146

Air Freight & Logistics — 3.3%
FedEx Corporation	1,600	88,992

Broadcasting — 0.7%
CBS Corporation (Cl.B)	2,770	19,168

Building Products — 2.2%
USG Corporation *	5,890	59,312

Computer Hardware — 2.4%
Hewlett-Packard Company	1,650	63,773

Construction Materials — 0.5%
Vulcan Materials Company	320	13,792

Consumer Finance — 0.4%
First Marblehead Corporation *	5,319	10,744

Data Processing & Outsourced Services — 4.8%
Western Union Company	7,940	130,215

Department Stores — 3.4%
JC Penney Company, Inc.	3,170	91,011

Diversified Banks — 4.4%
U.S. Bancorp	3,041	54,495
Wells Fargo & Company	2,517	61,063

		115,558

Diversified Chemicals — 1.2%
Dow Chemical Company	2,050	33,087

Drug Retail — 2.3%
CVS Caremark Corporation	1,960	62,465

Electric Utilities — 4.0%
American Electric Power Company, Inc.	26	751
Edison International	3,330	104,762

		105,513

Electronic Manufacturing Services — 2.6%
Tyco Electronics, Ltd.	3,810	70,828

Health Care Equipment — 4.1%
Covidien plc	1,150	43,056
Hospira, Inc. *	1,760	67,795

		110,851

Health Care Services — 2.5%
Medco Health Solutions, Inc. *	1,480	67,503

Home Improvement Retail — 3.0%
Lowe’s Companies, Inc.	4,180	81,134

Hypermarkets & Super Centers — 5.0%
Costco Wholesale Corporation	1,140	52,098
Wal-Mart Stores, Inc.	1,660	80,411

		132,509

	Shares	Value
COMMON STOCKS — 97.2% (continued)
Independent Power Producers & Energy Traders — 1.5%
NRG Energy, Inc. *	1,600	$41,536

Industrial Conglomerates — 6.2%
General Electric Company	5,340	62,585
McDermott International, Inc. *	5,070	102,971

		165,556

Industrial Machinery — 3.3%
Parker Hannifin Corporation	2,040	87,638

Insurance Brokers — 1.6%
AON Corporation	1,170	44,308

Integrated Oil & Gas — 8.2%
Chevron Corporation	1,190	78,838
ConocoPhillips	660	27,760
Exxon Mobil Corporation	1,620	113,253

		219,851

Integrated Telecommunication Services — 1.2%
Windstream Corporation	3,930	32,855

Managed Health Care — 1.6%
Aetna, Inc.	1,720	43,086

Movies & Entertainment — 2.1%
Time Warner, Inc.	2,240	56,426

Oil & Gas Equipment & Services — 2.4%
Halliburton Company	3,060	63,342

Oil & Gas Exploration & Production — 2.1%
Chesapeake Energy Corporation	2,900	57,507

Oil & Gas Storage & Transportation — 2.0%
Williams Companies, Inc.	3,490	54,479

Other Diversified Financial Services — 1.2%
JPMorgan Chase & Company	976	33,291

Pharmaceuticals — 1.9%
Schering-Plough Corporation	2,050	51,496

Property & Casualty Insurance — 3.3%
Berkshire Hathaway, Inc. *	1	90,000

Railroads — 3.8%
Union Pacific Corporation	1,960	102,038

Research & Consulting Services — 2.6%
Equifax, Inc.	2,670	69,687

Tobacco — 2.8%
Altria Group, Inc.	1,450	23,766

Schedule of Investments	Rydex | SGI
June 30, 2009	Large Cap Value Institutional Fund

	Shares	Value
COMMON STOCKS — 97.2% (continued)
Tobacco — 2.8% (continued)
Philip Morris International, Inc.	1,190	$51,907

		75,673

TOTAL COMMON STOCKS (cost $3,176,867)		$2,615,370

Total Investments — 97.2% (cost $3,176,867)		$2,615,370
Cash & Other Assets, Less Liabilities — 2.8%		76,189

Total Net Assets — 100.0%		$2,691,559

For federal income tax purposes the identified cost of investments owned at June 30, 2009 was $3,176,867.
plc      Public Limited Company

*	Non-income producing security

NOTES TO FINANCIAL STATEMENTS
1. Unrealized Appreciation/Depreciation on Investments
     For federal income tax purposes, the amount of unrealized appreciation (depreciation) on investments at June 30, 2009, was as follows:

	Gross	Gross	Net unrealized
	unrealized	unrealized	appreciation
	appreciation	(depreciation)	(depreciation)
Security Large Cap Value Fund	$1,337,926	$(13,965,019)	$(12,627,093)
Security Large Cap Value Institutional Series	$97,693	$(659,190)	$(561,497)
2. Summary of Fair Value Exposure at Each Level
In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value requirements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.
The three levels of fair value hierarchy under FAS 157 are listed below:
Level 1 —	quoted prices in active markets for identical securities. The types of assets and liabilities carried at Level 1 fair value generally are government and agency securities, equities listed in active markets, certain futures and certain options.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) The types of assets and liabilites carried at Level 2 fair value generally are municpal bonds, certain mortgage and asset-backed securities, certain corporate debt, commercial paper and repurchase agreements.

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The types of assets and liabilities carried at Level 3 fair value generally are certain mortgage and asset-backed securities, certain corporate debt and certain derivatives.
Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund’s own assumptions based on the best information available.
In April 2009, FASB issued FASB Staff Position FSP FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”), which provides additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, FAS 157-4 amends FASB Statement No. 157, Fair Value Measurements, expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. Management has evaluated the impact of the adoption of FAS 157-4 on the Funds’ and has determined that there will be no impact on the financial statement disclosures.
The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy as of June 30, 2009.
These assets are measured on a recurring basis.

		LEVEL 1		LEVEL 3
		quoted prices in	LEVEL 2	significant
		active markets for	significant other	unobservable
Description	Total	identical assets	observable inputs	inputs

Security Large Cap Value Fund
Common Stocks	$40,526,509	$40,526,509	$—	$—

Security Large Cap Value Institutional Series
Common Stocks	2,615,370	2,615,370	—	—
3. Security Valuation
     Security Valuation — Valuations of the Fund’s securities are supplied by pricing services approved by the Board of Directors. The Fund’s officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund’s investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund’s portfolio securities before the NAV has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund’s NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.
     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC’s Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.
Please refer to the Fund’s most recent semi-annual or annual financial statements for information regarding the Fund’s significant accounting policies.

Item 2. Controls and Procedures.
(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY LARGE CAP VALUE FUND
By:	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date:	August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date:	August 28, 2009

By:	/s/ BRENDA M. HARWOOD
Brenda M. Harwood, Treasurer

Date:	August 28, 2009